Cover	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Entity Registrant Name	Revvity, Inc.
Document Period End Date	Apr. 29, 2024
Entity Incorporation, State or Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	940 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031791
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	RVTY
Security Exchange Name	NYSE
One875NotesDue2026Member
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	RVTY 26
Security Exchange Name	NYSE